SPINNAKER ETF SERIES

TRAJAN WEALTH INCOME OPPORTUNITIES ETF
(the “Fund”)

Supplement dated November 3, 2023
to the Summary Prospectus dated February 1 ,2023
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.
The section “Management – Portfolio Managers” is replaced in its entirety with the following:
Portfolio Managers.  Udayan Mitra and David Busch are co-portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Mitra has been portfolio manager of the Fund since its inception in March 2021. Mr. Busch has been portfolio manager of the Fund since October 2023.
For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

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Investors Should Retain This Supplement for Future Reference

SPINNAKER ETF SERIES

TRAJAN WEALTH INCOME OPPORTUNITIES ETF
(the “Fund”)

Supplement dated November 3, 2023
to the Statutory Prospectus dated February 1 ,2023
The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.
The section “Fund Summary – Management – Portfolio Managers” is replaced in its entirety with the following:
Portfolio Managers.  Udayan Mitra and David Busch are co-portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Mitra has been portfolio manager of the Fund since its inception in March 2021. Mr. Busch has been portfolio manager of the Fund since October 2023.
The section “Management - Investment Sub-Advisor – Portfolio Managers” is replaced in its entirety with the following:
Portfolio Managers. The following portfolio managers are jointly and primarily responsible for the day-to-day operation of the Fund:
Udayan Mitra, CFA has been a portfolio manager of the Fund since its inception. Mr. Mitra joined Trajan Wealth in October 2020 and serves as Head Portfolio Director of the firm. Prior to joining Trajan Wealth, Mr. Mitra served as the Head of Investments at Altera Advisors from 2018 to 2019 and Managing Director - Alternative Investments at ORIX, USA from 2014 to 2018. He has over two decades of experience in the investment management industry, including service as Chief Investment Officer at the Charles G. Koch Family & Foundation Office and Senior Portfolio Manager at Perot Investments and American Beacon Advisors. Mr. Mitra earned a Bachelor of Science in Economics from the London School of Economics and a Master of Business Administration in Finance from Rice University.
David Busch, CFA has been a portfolio manager of the Fund since October 2023. Mr. Busch joined Trajan Wealth in October 2023 and serves as Senior Portfolio Investment Manager of the firm. Prior to joining Trajan Wealth, Mr. Busch served as Head of Corporate Investments and Capital Markets at Silicon Valley Bank from 2015 to 2023, and Investment Officer at Citizens Bank, NM from 2005 to 2015. He has over two decades of experience in the investment management industry, including service as a Senior Fixed Income Portfolio Manager and Fixed Income Portfolio Director. Mr. Busch earned a Bachelor of Arts in Accounting from New Mexico Highlands University.
The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the Fund.
For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
* * * * *
Investors Should Retain This Supplement for Future Reference

SPINNAKER ETF SERIES

TRAJAN WEALTH INCOME OPPORTUNITIES ETF
(the “Fund”)

Supplement dated November 3, 2023
to the Statement of Additional Information dated February 1 ,2023
The information in this Supplement updates information in, and should be read in conjunction with, the Statement of Additional Information for the Fund.
The section “Management - Other Accounts Managed by the Portfolio Managers; Compensation of the Portfolio Managers” is replaced in its entirety with the following:
Other Accounts Managed by the Portfolio Managers; Compensation of the Portfolio Managers.  Udayan Mitra and David Busch are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Mitra has managed the Fund since its inception. Mr. Busch has managed the Fund since October 2023.
Information regarding the other accounts managed by the portfolio managers is set forth below:
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Udayan Mitra[1]	1	$23.5M	0	$0	7,177	$469.7M
David Busch[2]	0	$0	0	$0	2,130	$232M
Accounts with Performance-Based Advisory Fee
Udayan Mitra[1]	0	$0	0	$0	0	$0
David Busch[2]	0	$0	0	$0	0	$0
1.	As of September 30, 2022
2.	As of September 30, 2023
Portfolio Manager Compensation Structure Disclosure
Compensation. The portfolio manager’s compensation is determined by the Sub-Advisor and varies with the general success of the Sub-Advisor. The compensation for Mr. Mitra and Mr. Busch is based on the Sub-Advisor’s assets under management. The portfolio managers’ compensation is not directly linked to the Fund’s performance, although performance and growth in managed assets are factors that may contribute to the Sub-Advisor’s distributable profits and assets under management.
Ownership of Fund Shares. The following table shows the amount of the Fund’s equity securities beneficially owned by the portfolio managers as of September 30, 2023, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Udayan Mitra	A
David Busch	A
1.	As of September 30, 2022
2.	As of September 30, 2023
For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

* * * * *
Investors Should Retain This Supplement for Future Reference